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PartnerSelect Equity Fund
PartnerSelect Equity Fund Summary Section
Investment Objective
The PartnerSelect Equity Fund (the “Equity Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the Equity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PartnerSelect Equity Fund Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PartnerSelect Equity Fund Institutional Class
Management Fees	1.10%
Other Expenses	0.24%
Interest and Dividend Expenses	0.01%
Total Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.35%
Fee Waiver and/or Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%	[1]
[1]	Litman Gregory Fund Advisors, LLC (“Litman Gregory”), the advisor to the Equity Fund, has contractually agreed, through April 30, 2022, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the Equity Fund’s daily net assets retained by Litman Gregory is 0.40%. This agreement may be terminated at any time by the Board of Trustees of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to Litman Gregory, and Litman Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. Litman Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.

Example
This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
PartnerSelect Equity Fund | Institutional Class | USD ($)	125	412	724	1,610

Portfolio Turnover
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Equity Fund are held in a taxable account as compared to shares of investment companies that hold investments for
a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 56.91% of the average value of its portfolio.
Principal Strategies
The Equity Fund invests in the securities of companies that the sub-advisors
to the Fund (each, a “manager” or
“sub-advisor”)
believe have strong appreciation potential. Under normal conditions, each sub-advisor
manages a portion of the Equity Fund’s assets by independently managing a portfolio typically composed of at least 5, but not more than 15, stocks. There is no minimum or maximum allocation of the Fund’s portfolio assets to each sub-advisor. Under
normal market conditions, the Equity Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Equity Fund may invest include common stocks, preferred stocks and convertible debt securities, which may be converted on specified terms into stock of the issuer. Concentration of investments in certain sectors – including, but not limited to, the communications services, consumer discretionary, financial, healthcare, industrial and technology sectors – may occur from time to time as a result of the implementation of the Equity Fund’s investment strategy by the sub-advisors.
The Fund invests primarily in the securities of large-,
mid-
and
small-sized
U.S. companies, as measured by market capitalization at the time of acquisition, although the managers also have flexibility to invest in the securities of foreign companies. Up to 50% of the Equity Fund’s net assets may be invested in foreign equity securities, which may include emerging markets. Litman Gregory defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.
Each
sub-advisor
uses its own discretion to invest in any sized company it deems appropriate. By executing its investment strategy, the Equity Fund seeks to:

•	combine the efforts of several experienced, high quality managers;

•	access the favorite stock-picking ideas of each manager at any point in time;

•	deliver a portfolio that is prudently diversified in terms of stocks (typically 60 to 100) and industries while allowing each manager to run a portion of the portfolio focused on only its favorite stocks; and

•	further diversify across different-sized companies and stock-picking styles by incorporating managers with a variety of stock-picking disciplines.
Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons.

Principal Risks
Investment in stocks exposes shareholders of the Equity Fund to the risk of losing money if the value of the stocks held by the Equity Fund declines during the period an investor owns shares in the Equity Fund. The following risks could affect the value of your investment. Each risk summarized below is considered a “principal risk” of investing in the Equity Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Equity Fund’s net asset value per share, total return and/or ability to meet its objective.

•
Market Risk
.
As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the Equity Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Equity Fund.

•
Public Health Emergency Risk
.
This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus
(“COVID-19”),
can result, and in the case of
COVID-19
is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of
COVID-19
or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

•
Equity Securities Risk
.
This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized
companies, which tend to be more vulnerable to adverse developments than larger companies.

•
Convertible Securities Risk.
This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.
•
Smaller Companies Risk.
The Equity Fund may invest a portion of its assets in the securities of small- and mid-sized
companies. Securities of small and
mid-cap
companies are generally more volatile and less liquid than the securities of large-cap
companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•
Foreign Investment Risk
.
This is the risk that an investment in foreign
(non-U.S.)
securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, and the political and economic climates and differences in financial reporting, accounting and auditing standards in the foreign countries where the Fund invests or has exposure.

•
Emerging Markets Risk
: This is the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.

•
Currency Risk
: This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign
(non-U.S.)
currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign
(non-U.S.)
currencies.

•
Multi-Style Management Risk.
Because portions of the Equity Fund’s assets are managed by different portfolio managers using different styles, the Equity Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•
Large Shareholder Purchase and Redemption Risk.
 The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•
Sector Weightings Risk.
To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.
¡
Communications Services Sector Risk.
The Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

¡
Consumer Discretionary Sector Risk.
The Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

¡
Financial Sector Risk.
The Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

¡
Healthcare Sector Risk.
The Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

¡
Industrial Sector Risk.
The Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

¡
Technology Sector Risk.
The Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•
Investment Selection Risk.
The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Performance
The following performance information provides some indication of the risks of investing in the Equity Fund. The bar chart shows changes in the performance of the Equity Fund’s Institutional Class shares from year to year. The table below shows how the Equity Fund’s average annual total returns of the Institutional Class for the
1-,
5-
and
10-year
periods compare to those of a broad-based market index and an index of peer group mutual funds. Past performance, before and after taxes, does not necessarily indicate how the Equity Fund will perform in the future. Updated performance information is available on the Equity Fund’s website at www.partnerselectfunds.com.

PartnerSelect Equity Fund - Institutional Class Calendar Year Total Returns as of December 31

During the period shown above, the highest and lowest quarterly returns earned by the Equity Fund were:

Highest:	22.68%	Quarter ended June 30, 2020
Lowest:	-24.62%	Quarter ended March 31, 2020

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - PartnerSelect Equity Fund	One Year	Five Years	Ten Years
Institutional Class	19.52%	13.25%	11.58%
Institutional Class | Return After Taxes on Distributions	16.32%	10.81%	9.67%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	13.77%	10.18%	9.11%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	20.89%	15.43%	13.79%
Morningstar Large Blend Category (reflects net performance of funds in this group)	14.82%	12.92%	11.54%

The Equity Fund’s
after-tax
returns as shown in the table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax
returns depend on your tax situation and may differ from those shown. If you own shares of the Equity Fund in a tax-deferred
account, such as a 401(k) plan or an individual retirement account, after-tax
returns shown are not relevant to your investment. The
after-tax
returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.